Expense Example {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-10 - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 100
3 years	312
5 years	542
10 years	$ 1,201